Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Jan. 31, 2018	Jan. 31, 2017
Non-current assets
Goodwill	£ 2,478	£ 664
Intangible assets	14,785	3,470
Property, plant and equipment	809	116
Non-current assets	18,072	4,250
Current assets
Prepayments and other receivables	11,134	1,027
Current tax receivable	4,654	4,248
Cash and cash equivalents	20,102	28,062
Current assets	35,890	33,337
Total assets	53,962	37,587
Non-current liabilities
Deferred revenue	(18,033)	(23,615)
Financial liabilities on funding arrangements	(3,090)	(5,919)
Provisions for other liabilities and charges	(1,641)	(85)
Deferred tax liability	(2,379)	(565)
Non-current liabilities	(25,143)	(30,184)
Current liabilities
Trade and other payables	(8,932)	(3,984)
Deferred revenue	(10,012)	(6,912)
Current liabilities	(18,944)	(10,896)
Total liabilities	(44,087)	(41,080)
Net assets / (liabilities)	9,875	(3,493)
EQUITY
Share capital	736	618
Share premium account	60,237	46,420
Share-based payment reserve	6,743	5,136
Merger reserve	3,027	(1,943)
Special reserve	19,993	19,993
Currency translation reserve	37	50
Accumulated losses reserve	(80,898)	(73,767)
Total equity / (deficit)	£ 9,875	£ (3,493)